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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greywolf Capital Management LP
Address:   4 Manhattanville Road, Suite 201
           Purchase, New York 10577

Form 13F File Number: 28-11771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Savitz
Title:    Senior Managing Member
Phone:    (914) 251-8200

Signature, Place, and Date of Signing:


/s/ Jonathan Savitz                 Purchase, New York        May 15, 2012
----------------
Jonathan Savitz

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       8

Form 13F Information Table Value Total:       $391,101
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1             28-11776       Greywolf Advisors LLC

                                                     FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/     SH/   PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP   (x$1000)   PRN AMT     PRN   CALL   DSCRETN  MANAGERS    SOLE   SHARED  NONE
--------------             --------------       -----    -------   -------     ---   -----  -------  --------    ----   ------  ----
DELPHI AUTOMOTIVE PLC        SHS               G27823106  294,542   9,320,948   SH            OTHER     1      9,320,948
EASTMAN KODAK CO             COM               277461109    3,621  11,350,000   SH            OTHER     1     11,350,000
FORD MTR CO DEL              *W EXP 01/01/201  345370134   11,648   3,347,100   SH            OTHER     1      3,347,100
GOLD RESV INC                NOTE 5.500% 6/1   38068NAB4   16,131  19,672,000  PRN            OTHER     1     19,672,000
NAVISTAR INTL CORP NEW       NOTE 3.000%10/1   39394EAL2   26,681  24,200,000  PRN            OTHER     1     24,200,000
PRIMUS TELECOMMUNICATIONS GR COM               741929301    2,280     141,782   SH            OTHER     1        141,782
QUAD / GRAPHICS INC          COM CL A          747301109    9,244     665,011   SH            OTHER     1        665,011
SHAW GROUP INC               COM               820280105   26,954     850,000   SH            OTHER     1        850,000